SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions between operating segments are made on terms which are comparable to transactions with third parties.

	External customers			Inter-segment			Total revenue
Revenue	2018	2017	2016	2018	2017	2016	2018	2017	2016

Russia	4,632	4,698	4,059	22	31	38	4,654	4,729	4,097
Pakistan	1,481	1,525	1,293	13	—	2	1,494	1,525	1,295
Algeria	810	914	1,040	3	1	—	813	915	1,040
Bangladesh	521	574	621	—	—	—	521	574	621
Ukraine	663	600	566	25	22	20	688	622	586
Uzbekistan	314	513	662	1	—	1	315	513	663
HQ	—	—	10	—	—	—	—	—	10
Others	665	650	634	(64)	(54)	(61)	601	596	573

Total segments	9,086	9,474	8,885	—	—	—	9,086	9,474	8,885

	Adjusted EBITDA			Capital expenditures excluding licenses
Other disclosures	2018	2017	2016	2018	2017*	2016*

Russia	1,677	1,788	1,574	742	667	643
Pakistan	714	703	507	199	240	215
Algeria	363	426	547	107	132	165
Bangladesh	183	233	267	93	101	137
Ukraine	387	347	306	115	98	104
Uzbekistan	136	261	395	39	63	174
HQ	(357)	(325)	(421)	11	31	24
Other	170	154	57	109	128	130

Total segments	3,273	3,587	3,232	1,415	1,460	1,592
* Prior period comparatives have been restated to exclude certain costs, such as cost to acquire telecommunication licenses.

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax for the years ended December 31:

	2018	2017*	2016*

Total Segments Adjusted EBITDA	3,273	3,587	3,232

Depreciation	(1,339)	(1,491)	(1,439)
Amortization	(495)	(537)	(497)
Impairment (loss) / reversal	(858)	(66)	(192)
Gain / (loss) on disposal of non-current assets	(57)	(26)	(20)
Gain / (loss) on sale of subsidiaries	30	—	—
Finance costs	(816)	(935)	(830)
Finance income	67	95	69
Other non-operating gain / (loss), net	(68)	(97)	(82)
Share of loss of joint ventures and associates	—	(22)	(11)
Impairment of joint ventures and associates	—	(110)	(99)
Net foreign exchange gain / (loss)	15	(70)	157

Profit / (loss) before tax from continuing operations	(248)	328	288

Summary of geographical information of non-current assets
The total of non-current assets (other than financial instruments, investments in subsidiaries and deferred tax assets, which are included in Other, along with consolidation eliminations), broken down by location of the assets, is shown in the following tables:

	2018	2017

Russia	4,794	5,969
Pakistan	1,661	2,270
Algeria	1,890	2,151
Bangladesh	773	988
Ukraine	748	552
Uzbekistan	211	213
HQ	17	55
Other	898	3,345

Total segments	10,992	15,543